SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	4 Months Ended	7 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Pelican Holdco Inc [Member]
General and administrative expenses		$ 88,845
Deferred start-up and organizational expenditures		(18,658)	$ (18,658)
Total deferred tax assets, net		(18,658)	(18,658)
Valuation allowance		18,658	18,658
Deferred tax assets, net of valuation allowance
Greenland Exploration Limited
General and administrative expenses			176,575
Deferred start-up and organizational expenditures		(37,081)	(37,081)
Total deferred tax assets, net		(37,081)	(37,081)
Valuation allowance		37,081	37,081
Deferred tax assets, net of valuation allowance
Net Income (Loss) Available to Common Stockholders, Basic			$ (176,575)
Total number of shares	1,500,000		1,500,000
Ownership percentage		100.00%	100.00%
Total loss allocated			$ (116,575)
Total income (loss)			$ (116,575)
Weighted average shares			1,441,463
Earnings (loss) per share			$ (0.08)